Group Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit for the year	£ 6,974	£ 6,564	£ 5,849
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	509	(2,997)	(3,216)
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	32	(2,597)	(2,967)
– reclassified and reported in profit for the year	291	0	0
– net investment hedges - net fair value gains/(losses) on derivatives	75	(16)	21
– net investment hedges - differences on exchange on borrowings	24	(163)	(18)
Cash flow hedges
– net fair value gains/(losses)	95	(257)	(246)
– reclassified and reported in profit for the year	32	90	53
– tax on net fair value (gains)/losses in respect of cash flow hedges	(32)	44	56
Investments held at fair value
– net fair value gains	9	0	0
Associates – share of OCI, net of tax	(17)	(98)	(115)
Items that will not be reclassified subsequently to profit or loss:	313	55	(507)
Retirement benefit schemes
– net actuarial gains/(losses)	382	105	(582)
– surplus recognition	(1)	10	(7)
– tax on actuarial (gains)/losses in respect of subsidiaries	(82)	(26)	75
Associates – share of OCI, net of tax	14	(34)	7
Total other comprehensive income/(expense) for the year, net of tax	822	(2,942)	(3,723)
Total comprehensive income for the year, net of tax	7,796	3,622	2,126
Attributable to:
Owners of the parent	7,622	3,474	2,000
Non-controlling interests	174	148	126
Total comprehensive income for the year, net of tax	£ 7,796	£ 3,622	£ 2,126